                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: __________
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Bain Capital Investors, LLC*
Address:      111 Huntington Avenue
              Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael F. Goss
Title:        Managing Director and Chief Operating Officer
Phone:        (617) 516-2000

Signature, Place, and Date of Signing:

       /s/ Michael F. Goss            Boston, MA          5/16/11
     ------------------------        -------------        -------
            [Signature]              [City, State]         [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of Bain Capital Fund VI, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, (vi) general partner of Bain Capital Integral Investors II, L.P., (vii) general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital VIII Coinvestment Fund, L.P., (viii) general partner of Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P., (ix) general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Bain Pumbaa LuxCo S.a.r.l, (x) general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., and Bain Capital IX Coinvestment Fund, L.P. Bain Capital Fund IX, L.P. is a shareholder of Bain Pumbaa LuxCo S.a.r.l. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata Investment Company, S.C.A. Bain Capital Investors, LLC is also the administrative member of Bain Capital Integral Investors 2006, LLC, Bain Capital Hercules Investors, LLC, and BCIP TCV, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         22

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:  8,231,689
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.  Form 13F File Number  Name
     ---  --------------------  ------------------------------------------

     1    28-11662              Bain Capital VII Coinvestment Fund, LLC

     2    28-11661              Bain Capital VII Coinvestment Fund, L.P.

     3    28-11264              Bain Capital Fund VI, L.P.

     4    28-11659              Bain Capital Integral Investors, LLC

     5    28-11188              Bain Capital Partners VI, L.P.

     6    28-11660              Bain Capital Partners VII, L.P.

     7    28-12292              Bain Capital Integral Investors II, L.P.

     8    28-13947              Bain Capital Partners VIII, L.P.

     9    28-13946              Bain Capital Fund VIII, L.P.

     10   28-13945              Bain Capital VIII Coinvestment Fund, L.P.

     11   28-13943              Bain Capital Partners VIII-E, L.P.

     12   28-13940              Bain Capital Fund VIII-E, L.P.

     13   28-13942              Bain Capital Partners IX, L.P.

     14   28-13938              Bain Capital Fund IX, L.P.

     15   28-13941              Bain Capital IX Coinvestment Fund, L.P.

     16   28-13949              Sensata Investment Company, S.C.A.

     17   28-13951              Sensata Management Company, S.A.

     18   28-14366              Bain Capital Lion Holdings, L.P.

     19   28-14359              Bain Pumbaa LuxCo S.a.r.l.

     No.  Form 13F File Number  Name
     ---  --------------------  ------------------------------------------

     20                         Bain Capital Integral Investors 2006, LLC

     21                         BCIP TCV, LLC

     22                         Bain Capital Hercules Investors, LLC

                          Bain Capital Investors, LLC
                   Form 13F Information Table as of 3/31/11

                                                                                               Voting Authority
                               Title of           Shares or       Value    Investment  Other   ----------------
Name of Issuer                  Class     Cusip   Prn Amount     (x$1000)  Discretion Managers Sole Shared None
--------------                 -------- --------- ----------     --------- ---------- -------- ---- ------ ----

NANOSPHERE INC                   COM    63009F105    254,815 SH        828    Sole              X
VONAGE HLDGS CORP                COM    92886T201    247,371 SH      1,128    Sole              X
WARNER CHILCOTT PLC IRELAND     SHS A   G94368100 25,491,622 SH    592,935    Sole              X
WARNER MUSIC GROUP CORP          COM    934550104 24,090,064 SH    163,090    Sole              X
SENSATA TECHNOLOGIES HLDG NV     SHS    N7902X106 89,626,932 SH  3,112,743    Sole              X
NXP SEMICONDUCTORS N V           COM    N6596X109 32,021,770 SH    959,532    Sole              X
FLEETCOR TECHNOLOGIES INC        COM    339041105 11,328,439 SH    369,987    Sole              X
HCA HOLDINGS INC                 COM    40412C101 89,502,367 SH  3,031,445   Shared                   X